Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Redeemable Preferred Shares [Abstract]
Schedule of Convertible Redeemable Preferred Shares

The following table summarized the roll-forward of the carrying amount of the convertible redeemable preferred shares for the year ended December 31, 2024, 2023 and 2022:

Series A Convertible Redeemable Preferred Shares
Balance as of December 31, 2021	$—
Issuance of preferred shares in exchange of cash	3,000,000
Accretion of preferred shares	135,781
Balance as of December 31, 2022	$3,135,781
Accretion of preferred shares	160,000
Conversion into Class B Ordinary Shares	(3,295,781)
Balance as of December 31, 2023 and 2024	$—